UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22078

Master Trust

(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
51 West 52nd Street
New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: April 30

Date of reporting period: July 31, 2009

Item 1.  Schedule of Investments

Prime Master Fund
Schedule of investments – July 31, 2009 (unaudited)

	Face
Security description	amount ($)	Value ($)

US government and agency obligations—17.66%

Federal Farm Credit Bank
0.800%, due 12/21/09[1]	75,000,000	74,763,333
Federal Home Loan Bank
0.220%, due 08/10/09[1]	250,000,000	249,986,250
0.476%, due 08/13/09[2]	113,000,000	113,000,000
0.225%, due 08/27/09[2]	350,000,000	350,000,000
0.650%, due 09/10/09[2]	95,000,000	95,000,000
0.550%, due 10/13/09[1]	100,000,000	99,888,472
0.200%, due 10/19/09[1]	50,000,000	49,978,056
0.800%, due 12/09/09[1]	90,000,000	89,740,000
0.420%, due 03/01/10[1]	123,200,000	122,895,285
0.800%, due 05/05/10	150,000,000	149,988,617
0.550%, due 06/10/10	150,000,000	150,041,137
0.600%, due 06/21/10	75,000,000	74,948,160
Federal Home Loan Mortgage Corp.*
0.620%, due 08/03/09[2]	200,000,000	200,000,000
0.183%, due 08/17/09[2]	32,500,000	32,496,969
0.259%, due 08/18/09[2]	260,000,000	260,011,802
0.250%, due 09/23/09[1]	310,850,000	310,735,590
0.290%, due 11/16/09[1]	86,845,000	86,770,144
4.875%, due 02/09/10	195,000,000	199,562,053
Federal National Mortgage Association*
0.410%, due 08/03/09[2]	200,000,000	200,000,000
0.400%, due 10/13/09[2]	321,000,000	321,000,000
0.540%, due 07/12/10[1]	145,000,000	144,249,625
US Treasury Bills
0.180%, due 09/24/09[1]	150,000,000	149,959,500
US Treasury Notes
3.625%, due 10/31/09	50,000,000	50,416,645
2.000%, due 02/28/10	75,000,000	75,698,725

Total US government and agency obligations (cost—$3,651,130,363)		3,651,130,363

Bank notes—1.19%

Banking-US—1.19%
Bank of America N.A.
0.260%, due 08/28/09	100,000,000	100,000,000
Wells Fargo Bank N.A.
0.389%, due 08/19/09[2]	146,500,000	146,500,000

Total bank notes (cost—$246,500,000)		246,500,000

Time deposit—1.18%

Banking-non-US—1.18%
Societe Generale, Grand Cayman Islands
0.200%, due 08/03/09 (cost—$245,000,000)	245,000,000	245,000,000

Certificates of deposit—11.29%

Banking-non-US—11.29%
Bank of Nova Scotia
1.100%, due 05/11/10	48,000,000	48,000,000
BNP Paribas
3.180%, due 08/24/09	75,000,000	75,000,000
0.500%, due 11/25/09	100,000,000	100,000,000
Calyon N.A., Inc.
0.330%, due 11/02/09	250,000,000	250,000,000
0.530%, due 12/18/09	100,000,000	100,000,000

Prime Master Fund
Schedule of investments – July 31, 2009 (unaudited)

	Face
Security description	amount ($)	Value ($)

Certificates of deposit—(concluded)

Banking-non-US—(concluded)
Canadian Imperial Bank of Commerce
0.250%, due 09/03/09	255,000,000	255,000,000
Lloyds TSB Bank PLC
0.460%, due 10/19/09	200,000,000	200,000,000
Natixis
0.650%, due 10/09/09	217,750,000	217,750,000
Rabobank Nederland NV
0.520%, due 12/07/09	100,000,000	100,000,000
Royal Bank of Canada
0.280%, due 08/24/09	160,000,000	160,000,000
Royal Bank of Scotland PLC
0.520%, due 10/07/09	150,000,000	150,000,000
0.500%, due 10/23/09	250,000,000	250,000,000
Societe Generale
0.500%, due 02/01/10	100,000,000	100,000,000
Svenska Handelsbanken
0.350%, due 08/24/09	200,000,000	200,000,000
Toronto-Dominion Bank
1.150%, due 08/20/09	128,000,000	128,009,972

Total certificates of deposit (cost—$2,333,759,972)		2,333,759,972

Commercial paper[1]—46.21%

Asset backed-banking—2.06%
Atlantis One Funding
0.350%, due 08/12/09	100,000,000	99,989,306
0.400%, due 08/12/09	100,000,000	99,987,778
0.350%, due 09/02/09	150,000,000	149,953,333
0.380%, due 09/10/09	75,000,000	74,968,333

		424,898,750

Asset backed-miscellaneous—15.50%
Amsterdam Funding Corp.
0.500%, due 08/14/09	100,000,000	99,981,944
0.350%, due 08/24/09	86,000,000	85,980,769
0.360%, due 09/08/09	50,000,000	49,981,000
0.380%, due 10/07/09	78,000,000	77,944,837
Atlantic Asset Securitization LLC
0.430%, due 08/06/09	150,000,000	149,991,042
0.250%, due 08/25/09	75,000,000	74,987,500
0.350%, due 09/02/09	100,000,000	99,968,889
Barton Capital LLC
0.280%, due 08/11/09	21,123,000	21,121,357
0.270%, due 08/17/09	85,000,000	84,989,800
Chariot Funding LLC
0.260%, due 08/06/09	72,720,000	72,717,374
0.260%, due 08/10/09	87,000,000	86,994,345
Enterprise Funding Co. LLC
0.360%, due 08/24/09	154,583,000	154,547,446
0.390%, due 09/02/09	30,000,000	29,989,600
0.400%, due 09/18/09	69,000,000	68,963,200
Fairway Finance Co. LLC
0.450%, due 08/03/09	58,078,000	58,076,548
0.350%, due 10/09/09	58,570,000	58,530,709

Prime Master Fund
Schedule of investments – July 31, 2009 (unaudited)

	Face
Security description	amount ($)	Value ($)

Commercial paper[1]—(continued)

Asset backed-miscellaneous—(concluded)
Kitty Hawk Funding Corp.
0.350%, due 08/26/09	54,202,000	54,188,826
0.400%, due 09/10/09	189,447,000	189,362,801
Market Street Funding LLC
0.350%, due 08/17/09	180,000,000	179,972,000
Old Line Funding Corp.
0.420%, due 08/04/09	26,012,000	26,011,090
0.350%, due 09/01/09	40,000,000	39,987,944
0.320%, due 09/03/09	100,000,000	99,970,667
0.290%, due 09/10/09	100,000,000	99,967,778
Park Avenue Receivables Corp.
0.180%, due 08/06/09	50,000,000	49,998,750
Ranger Funding Co. LLC
0.430%, due 08/10/09	48,618,000	48,612,774
0.320%, due 10/14/09	100,000,000	99,934,222
Regency Markets No. 1 LLC
0.300%, due 08/12/09	80,427,000	80,419,628
0.280%, due 08/20/09	135,000,000	134,980,050
Sheffield Receivables Corp.
0.280%, due 08/04/09	120,000,000	119,997,200
0.280%, due 09/14/09	54,500,000	54,481,349
Thunderbay Funding
0.240%, due 08/17/09	16,781,000	16,779,210
0.340%, due 09/01/09	84,681,000	84,656,207
0.340%, due 09/08/09	100,000,000	99,964,111
Windmill Funding Corp.
0.290%, due 08/04/09	97,350,000	97,347,647
0.250%, due 08/21/09	30,000,000	29,995,833
Yorktown Capital LLC
0.360%, due 08/17/09	30,806,000	30,801,071
0.260%, due 09/03/09	191,650,000	191,604,324
0.330%, due 09/04/09	100,000,000	99,968,833

		3,203,768,675

Asset backed-securities—1.93%
Clipper Receivables Co. LLC
0.300%, due 08/06/09	100,000,000	99,995,834
0.270%, due 08/13/09	100,000,000	99,991,000
0.250%, due 08/20/09	75,000,000	74,990,104
0.250%, due 09/01/09	125,000,000	124,973,090

		399,950,028

Automobile OEM—1.01%
American Honda Finance Corp.
0.750%, due 08/04/09	94,000,000	93,994,125
0.700%, due 08/14/09	50,000,000	49,987,361
0.500%, due 09/15/09	65,000,000	64,959,375

		208,940,861

Banking-non-US—6.50%
Australia & New Zealand Banking Group Ltd.
0.345%, due 09/21/09	60,000,000	59,970,675
Bank of Nova Scotia
0.430%, due 11/17/09	50,000,000	49,935,500
Caisse Nationale des Caisses d’Epargne et de Prevoyance
0.390%, due 08/24/09	235,000,000	234,941,446
0.380%, due 09/24/09	148,000,000	147,915,640
0.400%, due 10/02/09	100,000,000	99,931,111

Prime Master Fund
Schedule of investments – July 31, 2009 (unaudited)

	Face
Security description	amount ($)	Value ($)

Commercial paper[1]—(continued)

Banking-non-US—(concluded)
Dnb NOR ASA
0.880%, due 08/24/09	94,000,000	93,947,151
Eksportfinans
0.320%, due 10/08/09	104,600,000	104,536,775
KBC Financial Products International Ltd.
0.500%, due 08/07/09	150,000,000	149,987,500
Westpac Banking Corp.
0.590%, due 08/07/09	165,000,000	164,983,775
0.395%, due 09/16/09	149,479,000	149,403,555
0.450%, due 11/16/09	87,500,000	87,382,969

		1,342,936,097

Banking-US—17.60%
ANZ (Delaware), Inc.
0.500%, due 08/10/09	80,000,000	79,990,000
0.570%, due 09/08/09	90,000,000	89,945,850
BNP Paribas Finance
0.460%, due 08/06/09	125,000,000	124,992,014
Calyon N.A., Inc
0.400%, due 09/01/09	100,000,000	99,965,555
CBA (Delaware) Finance, Inc.
0.350%, due 08/14/09	57,000,000	56,992,796
0.300%, due 09/08/09	94,500,000	94,470,075
Danske Corp.
0.260%, due 08/24/09	185,000,000	184,969,269
0.365%, due 09/16/09	108,500,000	108,449,397
0.350%, due 10/09/09	150,000,000	149,899,375
Deutsche Bank Financial LLC
0.300%, due 10/27/09	160,000,000	159,884,000
Dexia Delaware LLC
0.290%, due 08/13/09	300,000,000	299,971,000
0.540%, due 10/28/09	200,000,000	199,736,000
ING (US) Funding LLC
0.300%, due 10/29/09	200,000,000	199,851,667
0.510%, due 01/08/10	12,500,000	12,471,667
0.455%, due 01/14/10	82,500,000	82,326,910
Morgan (J.P.) Chase & Co.
0.500%, due 11/09/09	100,000,000	99,861,111
Morgan (J.P.) Chase Funding, Inc.
0.310%, due 09/03/09	250,000,000	249,928,958
National Australia Funding (DE), Inc.
0.410%, due 08/07/09	186,545,000	186,532,253
0.320%, due 08/12/09	100,000,000	99,990,222
0.330%, due 08/26/09	100,000,000	99,977,083
San Paolo IMI US Financial Co.
0.240%, due 08/20/09	200,000,000	199,974,667
Societe Generale N.A., Inc
0.600%, due 08/06/09	125,000,000	124,989,583
0.310%, due 09/02/09	150,000,000	149,958,667
Stadshypotek Del, Inc.
0.430%, due 09/29/09	184,000,000	183,870,331
UniCredito Delaware, Inc.
0.680%, due 08/24/09	300,000,000	299,869,667

		3,638,868,117

Prime Master Fund
Schedule of investments – July 31, 2009 (unaudited)

	Face
Security description	amount ($)	Value ($)

Commercial paper[1]—(concluded)

Finance-captive automotive—1.37%
Toyota Motor Credit Corp.
0.270%, due 08/05/09	200,000,000	199,994,000
0.220%, due 08/20/09	83,000,000	82,990,363

		282,984,363

Food/beverage—0.24%
Nestle Capital Corp.
0.650%, due 02/16/10	50,000,000	49,820,347

Total commercial paper (cost—$9,552,167,238)		9,552,167,238

US master note—1.89%

Brokerage—1.89%
Banc of America Securities LLC
0.490%, due 08/03/09[2,3] (cost—$390,000,000)	390,000,000	390,000,000

Funding agreement—0.60%

Insurance-life—0.60%
Metropolitan Life Insurance Co. of CT
0.586%, due 08/03/09[2,4] (cost—$125,000,000)	125,000,000	125,000,000

Short-term corporate obligations—5.67%

Banking-non-US—2.21%
ING Bank NV
0.981%, due 08/24/09[2,5]	140,000,000	140,000,000
Lloyds TSB Group PLC
1.286%, due 08/07/09[2,5]	150,000,000	150,000,000
Nordea Bank AB
0.717%, due 09/24/09[2,5]	167,000,000	167,000,000

		457,000,000

Banking-US—1.37%
HSBC Bank USA, Inc.
0.925%, due 10/14/09[2]	100,000,000	100,000,000
US Bank N.A.
0.750%, due 09/10/09[2]	49,000,000	48,930,927
Wells Fargo & Co.
0.782%, due 09/23/09[2]	133,000,000	133,080,646

		282,011,573

Finance-captive automotive—0.68%
Toyota Motor Credit Corp.
0.670%, due 08/03/09[2]	140,000,000	140,000,000

Finance-noncaptive diversified—0.94%
General Electric Capital Corp.
0.774%, due 08/31/09[2]	95,000,000	94,749,512
0.580%, due 10/20/09[2]	100,000,000	99,968,160

		194,717,672

Prime Master Fund
Schedule of investments – July 31, 2009 (unaudited)

	Face
Security description	amount ($)	Value ($)

Short-term corporate obligations—(concluded)

Supranationals—0.47%
International Finance Corp.
0.700%, due 06/08/10	98,000,000	98,000,000

Total short-term corporate obligations (cost—$1,171,729,245)		1,171,729,245

Repurchase agreements—14.74%

Repurchase agreement dated 07/31/09 with Banc of America Securities, 0.170% due 08/03/09, collateralized by $10,630,000 Federal Farm Credit Bank obligations, zero coupon to 5.200% due 08/31/09 to 09/15/16, $139,678,000 Federal Home Loan Bank obligations, zero coupon to 5.750% due 08/03/09 to 06/11/21, $161,350,000 Federal Home Loan Mortgage Corp. obligations, zero coupon to 5.750% due 08/04/09 to 05/18/16, $88,093,000 Federal Home Loan Mortgage Corp. Coupon Strips obligations, zero coupon due 03/15/13 to 07/15/30, $6,594,000 Federal Home Loan Mortgage Corp. Principal Strips obligations, 4.875% due 11/15/13, $51,245,000 Federal National Mortgage Association obligations, zero coupon to 6.320% due 08/17/09 to 10/17/36, $129,749,000 Federal National Mortgage Association Interest Strips obligations, zero coupon to 6.120% due 11/15/09 to 01/15/30 and $21,877,000 Federal National Mortgage Association Principal Strips obligations, zero coupon due 09/15/12 to 11/15/30; (value—$510,002,382); proceeds: $500,007,083

	500,000,000	500,000,000

Repurchase agreement dated 07/31/09 with Barclays Bank PLC, 0.180% due 08/03/09, collateralized by $611,848,000 Federal Home Loan Bank obligations, zero coupon to 0.600% due 08/05/09 to 06/25/10; (value—612,002,299); proceeds: $600,009,000	600,000,000	600,000,000

Repurchase agreement dated 07/31/09 with Deutsche Bank Securities, Inc., 0.180% due 08/03/09, collateralized by $7,128,900 US Treasury Bills, zero coupon due 11/12/09, $50,162,650 US Treasury Bonds General Strips obligations, zero coupon due 08/15/09 to 02/15/34 and $64,371,400 US Treasury Notes, 1.500% to 4.875% due 07/15/12 to 11/15/17; (value—$97,920,005); proceeds: $96,001,440	96,000,000	96,000,000

Repurchase agreement dated 07/31/09 with Deutsche Bank Securities, Inc., 0.190% due 08/03/09, collateralized by $1,401,000 Federal Farm Credit Bank obligations, 0.590% to 5.750% due 05/18/10 to 04/06/15, $53,540,000 Federal Home Loan Bank obligations, zero coupon to 7.625% due 08/03/09 to 03/14/36, $13,957,000 Federal Home Loan Mortgage Corp. obligations, zero coupon to 6.875% due 09/14/09 to 06/13/18, $34,681,000 Federal National Mortgage Association obligations, zero coupon to 8.950% due 08/13/09 to 05/15/37, $222,000 Federal National Mortgage Association Principal Strips obligations, zero coupon due 09/15/09, $90,000,000 US Cash Management Bills, zero coupon due 04/01/10, $319,004,900 US Treasury Bills, zero coupon due 08/20/09 to 12/17/09 and $150,600,000 US Treasury Notes, 1.750% to 4.875% due 07/31/11 to 03/31/14; (value—$663,000,016); proceeds: $650,010,292

	650,000,000	650,000,000

Repurchase agreement dated 07/31/09 with Goldman Sachs & Co., 0.200% due 08/03/09, collateralized by $175,625,000 Federal Home Loan Bank obligations, 1.375% due 06/17/11, $378,039,000 Federal Home Loan Mortgage Corp. obligations zero coupon to 5.050% due 02/02/10 to 01/26/15 and $56,642,000 US Treasury Inflation Index Bonds, 1.750% due 01/15/28; (value—$612,000,039); proceeds: $600,010,000	600,000,000	600,000,000

Repurchase agreement dated 07/31/09 with Morgan Stanley & Co., 0.190% due 08/08/09, collateralized by $415,540,000 Federal Home Loan Mortgage Corp. obligations, 0.402% due 08/05/11 and $179,400,000 Tennessee Valley Authority obligations, 4.500% to 8.250% due 01/18/11 to 04/01/56; (value—$612,439,138); proceeds: $600,009,500	600,000,000	600,000,000

Repurchase agreement dated 07/31/09 with State Street Bank & Trust Co., 0.010% due 08/03/09, collateralized by $590,663 US Treasury Bills, zero coupon due 08/27/09 to 09/10/09; (value—$590,604); proceeds: $579,000	579,000	579,000

Total repurchase agreements (cost—$3,046,579,000)		3,046,579,000

Total investments (cost—$20,761,865,818 which approximates cost for federal income tax purposes)[6,7]—100.43%		20,761,865,818

Liabilities in excess of other assets—(0.43)%		(89,395,319)

Net assets—100.00%		20,672,470,499

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the U.S. Treasury guaranteed the debt issued by those organizations.

1	Interest rates shown are the discount rates at date of purchase.

2	Variable rate securities. The maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of July 31, 2009, and reset periodically.

Prime Master Fund
Schedule of investments – July 31, 2009 (unaudited)

3	The security detailed in the table below, which represents 1.89% of net assets, is considered liquid and restricted as of July 31, 2009.

Acquisition
			cost as a		Value as a
			percentage		percentage
	Acquisition	Acquisition	of net		of net
Restricted security	date[8]	cost ($)	assets (%)	Value ($)	assets (%)

Banc of America Securities LLC, 0.490%, 08/03/09	07/31/09	390,000,000	1.89	390,000,000	1.89

4	The security detailed in the table below, which represents 0.60% of net assets, is considered illiquid and restricted as of July 31, 2009.

Acquisition
			cost as a		Value as a
	Acquisition	Acquisition	percentage of		percentage of
Restricted security	date[8]	cost ($)	net assets (%)	Value ($)	net assets (%)

Metropolitan Life Insurance Co. of CT.,
0.586%, 08/03/09	07/01/09	125,000,000	0.60	125,000,000	0.60

5	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 2.21% of net assets as of July 31, 2009, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

6	Investments are valued at amortized cost, unless the Fund’s Board of Trustees determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure the amortized cost approximates market value.

7	The table below details Prime Master Fund’s transaction activity in an affiliated issuer during the three months ended July 31, 2009.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		three months	three months		three months
	Value at	ended	ended	Value at	ended
Security description	04/30/09 ($)	07/31/09 ($)	07/31/09 ($)	07/31/09 ($)	07/31/09 ($)

UBS Private Money Market Fund LLC	102,816,000	25,933,500	128,749,500	0	6,342

8	Acquisition dates represent most recent reset dates on variable rate securities.

OEM	Original Equipment Manufacturer

On May 1, 2008, the Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical investments.
Level 2 - Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3 - Unobservable inputs inclusive of the Fund’s own assumptions in determining the value of investments.

The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund’s investments.

Measurements at 07/31/09

	Quoted prices in active markets for identical investments (Level 1) ($)	Significant other observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)

US government and agency obligations	—	3,651,130,363	—	3,651,130,363

Bank notes	—	246,500,000	—	246,500,000

Time deposit	—	245,000,000	—	245,000,000

Certificates of deposit	—	2,333,759,972	—	2,333,759,972

Commercial paper	—	9,552,167,238	—	9,552,167,238

US master note	—	390,000,000	—	390,000,000

Funding agreement	—	—	125,000,000	125,000,000

Short-term corporate obligations	—	1,171,729,245	—	1,171,729,245

Repurchase agreements	—	3,046,579,000	—	3,046,579,000

Total	—	20,636,865,818	125,000,000	20,761,865,818

Prime Master Fund
Schedule of investments – July 31, 2009 (unaudited)

Level 3 rollforward disclosure
The following is a rollforward of the Fund’s assets that were valued using unobeservable inputs for the period:

Measurements at 07/31/09

Assets	Funding agreement ($)

Beginning balance	260,000,000

Net purchases/(sales)	(135,000,000)

Accrued discounts/(premiums)	—

Total realized gain/(loss)	—

Total unrealized appreciation/(depreciation)	—

Net transfers in/(out) of Level 3	—

Ending balance	125,000,000

Issuer breakdown by country of origin
Percentage of total investments (%)

United States	76.6

France	7.6

United Kingdom	3.6

Canada	3.1

Australia	2.2

Japan	2.0

Sweden	1.8

Netherlands	1.2

Norway	1.0

Belgium	0.7

Switzerland	0.2

Total	100.0

Weighted average maturity—46 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated April 30, 2009.

Treasury Master Fund
Schedule of investments – July 31, 2009 (unaudited)

	Face
Security description	amount ($)	Value ($)

US government obligations—45.32%

US Cash Management Bills
0.415%, due 09/15/09[1]	100,000,000	99,948,187
0.470%, due 09/15/09[1]	75,000,000	74,955,937
0.450%, due 04/01/10[1]	150,000,000	149,544,375
US Treasury Bills
0.115%, due 08/06/09[1]	350,000,000	349,994,410
0.176%, due 08/06/09[1]	350,000,000	349,991,469
0.186%, due 08/06/09[1]	213,275,000	213,269,505
0.320%, due 08/13/09[1]	200,000,000	199,978,667
1.470%, due 08/27/09[1]	125,000,000	124,867,292
0.145%, due 09/10/09[1]	250,000,000	249,959,722
0.160%, due 09/17/09[1]	250,000,000	249,947,778
0.355%, due 09/17/09[1]	125,000,000	124,942,148
0.180%, due 09/24/09[1]	100,000,000	99,973,000
0.380%, due 09/24/09[1]	175,000,000	174,900,381
1.941%, due 09/24/09[1]	100,000,000	99,708,925
0.290%, due 10/08/09[1]	150,000,000	149,917,833
0.640%, due 10/22/09[1]	125,000,000	124,817,778
0.265%, due 11/19/09[1]	150,000,000	149,878,542
0.630%, due 11/19/09[1]	100,000,000	99,807,500
US Treasury Notes
3.500%, due 08/15/09	25,000,000	25,032,183
4.875%, due 08/15/09	79,025,000	79,163,294
4.000%, due 08/31/09	90,000,000	90,271,801
3.125%, due 11/30/09	115,000,000	116,077,584
3.500%, due 12/15/09	100,000,000	101,189,826
2.125%, due 01/31/10	120,000,000	121,055,035
2.000%, due 02/28/10	472,300,000	476,691,950
2.875%, due 06/30/10	100,000,000	102,050,442

Total US government obligations (cost—$4,197,935,564)		4,197,935,564

Repurchase agreements—54.59%

Repurchase agreement dated 07/31/09 with Banc of America Securities LLC, 0.170% due 08/03/09, collateralized by $1,323,999,100 US Treasury Notes, 2.625% due 06/30/14; (value—$1,326,000,030); proceeds: $1,300,018,417	1,300,000,000	1,300,000,000

Repurchase agreement dated 07/31/09 with Barclays Bank PLC, 0.170% due 08/03/09, collateralized by $527,557,100 US Treasury Bills, zero coupon due 08/20/09 and $603,641,800 US Treasury Bonds, 6.875% due 08/15/25; (value—$1,326,000,038); proceeds: $1,300,018,417	1,300,000,000	1,300,000,000

Repurchase agreement dated 07/31/09 with Deutsche Bank Securities, Inc., 0.180% due 08/03/09, collateralized by $209,660,000 US Treasury Bonds, 4.375% to 6.125% due 11/15/27 to 02/15/38, $1,159,448,200 US Treasury Bonds Prinicipal Strips, 4.375% to 7.500% due 11/15/16 to 02/15/38, $247,456,300 US Treasury Inflation Index Bonds, 1.750% to 2.000% due 01/15/26 to 01/15/28, $237,881,200 US Treasury Notes, 2.625% to 5.750% due 05/31/10 to 08/15/10; (value—$1,178,814,061); proceeds: $1,155,717,336	1,155,700,000	1,155,700,000

Treasury Master Fund
Schedule of investments – July 31, 2009 (unaudited)

	Face
Security description	amount ($)	Value ($)

Repurchase agreements—(concluded)

Repurchase agreement dated 07/31/09 with Morgan Stanley & Co., 0.180% due 08/03/09, collateralized by $581,302,500 US Treasury Bonds, 4.250% to 6.875% due 08/15/25 to 02/15/36, $30,617,300 US Treasury Bonds Principal Strips, 7.250% to 11.750% due 11/15/09 to 05/15/17, $408,815,500 US Treasury Inflation Index Bonds, 1.750% to 3.875% due 01/15/25 to 04/15/32, $78,870,200 US Treasury Inflation Index Notes, 4.250% due 01/15/10, $61,000 US Treasury Notes, 1.375% due 02/15/12, and $36,197,000 US Treasury Notes Principal Strips, 3.500% to 6.500% due 08/15/09 to 08/15/16; (value—$1,326,007,237); proceeds: $1,300,019,500

	1,300,000,000	1,300,000,000

Repurchase agreement dated 07/31/09 with State Street Bank & Trust Co., 0.010% due 08/03/09, collateralized by $40,000 US Treasury Bills, zero coupon due 08/27/09 to 09/10/09; (value—$39,996); proceeds: $37,000	37,000	37,000

Total repurchase agreements (cost—$5,055,737,000)		5,055,737,000

Total investments (cost—$9,253,672,564 which approximates cost for federal income tax purposes)[2]—99.91%		9,253,672,564

Other assets in excess of liabilities—0.09%		8,223,164

Net assets—100.00%		9,261,895,728

1	Interest rates shown are the discount rates at date of purchase.

2	Investments are valued at amortized cost unless the Fund’s Board of Trustees determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

On May 1, 2008, the Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical investments.
Level 2 - Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3 - Unobservable inputs inclusive of the Fund’s own assumptions in determining the value of investments.

The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund’s investments.

Measurements at 07/31/09

	Quoted prices in
	active markets for	Significant other	Unobservable
	identical investments	observable inputs	inputs
	(Level 1) ($)	(Level 2) ($)	(Level 3) ($)	Total ($)

US government obligations	—	4,197,935,564	—	4,197,935,564

Repurchase agreements	—	5,055,737,000	—	5,055,737,000

Total	—	9,253,672,564	—	9,253,672,564

Weighted average maturity—39 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated April 30, 2009.

Tax-Free Master Fund
Schedule of investments – July 31, 2009 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—91.66%

Alabama—1.07%
Montgomery Industrial Development Board
Pollution Control & Solid Waste District
Refunding (General Electric Co. Project),
0.240%, VRD	26,500,000	26,500,000

Alaska—4.02%
Valdez Marine Terminal Revenue Refunding (BP
Pipelines, Inc. Project),
0.210%, VRD	3,300,000	3,300,000
Series A,
0.280%, VRD	17,000,000	17,000,000
Series B,
0.280%, VRD	4,200,000	4,200,000
Series C,
0.280%, VRD	34,580,000	34,580,000
Valdez Marine Terminal Revenue Refunding (Exxon
Pipeline Co. Project),
Series A,
0.210%, VRD	4,100,000	4,100,000
Series B,
0.210%, VRD	27,885,000	27,885,000
Series C,
0.210%, VRD	8,705,000	8,705,000

		99,770,000

Arizona—1.23%
Arizona Board of Regents University Systems
Revenue Refunding, Series A,
0.240%, VRD	13,000,000	13,000,000
Pima County Industrial Development Authority
Industrial Revenue (Tucson Electric Power Co.),
0.450%, VRD	3,750,000	3,750,000
0.360%, VRD	9,700,000	9,700,000
Pima County Industrial Development Authority
Industrial Revenue (Tucson Electric Power Co.-
Irvington Project),
0.450%, VRD	300,000	300,000
Salt River Project Agricultural Improvement &
Power District Electric Systems Revenue (Barclays
Capital Municipal Trust Receipts, Series 9W),
0.360%, VRD[1,2]	3,750,000	3,750,000

		30,500,000

California—0.50%
California Statewide Communities Development
Authority Revenue (Kaiser Permanente), Series D,
0.250%, VRD	12,400,000	12,400,000

Colorado—0.94%
Aurora Water Improvement Revenue (JP Morgan
PUTTERs, Series 2010) (AMBAC Insured),
0.560%, VRD[1,2]	12,075,000	12,075,000
Colorado Educational & Cultural Facilities Authority
Revenue (National Jewish Federation Board
Program),
Series C-1,
0.380%, VRD	910,000	910,000

Tax-Free Master Fund
Schedule of investments – July 31, 2009 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(continued)

Colorado—(concluded)
Series C-6,
0.380%, VRD	5,400,000	5,400,000
Pitkin County Industrial Development Revenue
Refunding (Aspen Skiing Co. Project), Series A,
0.380%, VRD	5,100,000	5,100,000

		23,485,000

Connecticut—0.72%
Connecticut State Health & Educational Facilities
Authority Revenue (Greater Hartford YMCA),
Series B,
0.340%, VRD	1,920,000	1,920,000
Connecticut State Health & Educational Facilities
Authority Revenue (Yale University),
Series V-2,
0.250%, VRD	2,650,000	2,650,000
Series Y-2,
0.250%, VRD	1,700,000	1,700,000
Connecticut State Housing Finance Authority (CIL
Realty, Inc.),
0.280%, VRD	1,575,000	1,575,000
Connecticut State (JP Morgan PUTTERs, Series
1170) (FGIC Insured),
0.660%, VRD[1,2]	9,925,000	9,925,000

		17,770,000

District of Columbia—1.21%
District of Columbia Revenue (Field School Project), Series A,
0.390%, VRD	13,915,000	13,915,000
District of Columbia Revenue (Pooled Loan
Program), Series A,
0.400%, VRD	6,795,000	6,795,000
District of Columbia, Series C,
0.280%, VRD	9,270,000	9,270,000

		29,980,000

Florida—2.60%
Escambia County Health Facilities Authority
Revenue (Ascension Health Credit), Series A-2,
(Pre-refunded with US Government Securities to
11/15/09 @ 101),
6.000%, due 11/15/09	3,000,000	3,061,571
Gainesville Utilities System Revenue, Series A,
0.230%, VRD	2,500,000	2,500,000
Jacksonville Sales Tax (Bank of America Austin
Certificates, Series 2008-3005X) (NATL-RE Insured),
0.660%, VRD[1,2]	8,975,000	8,975,000
JEA Electric System Revenue,
Series Three B-2,
0.410%, VRD	37,060,000	37,060,000
Series Three D-2-A,
0.250%, VRD	5,480,000	5,480,000

Tax-Free Master Fund
Schedule of investments – July 31, 2009 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(continued)

Florida—(concluded)
Pinellas County Health Facilities Authority Revenue
(Health System Baycare Health), Series A1,
0.330%, VRD	7,500,000	7,500,000

		64,576,571

Georgia—3.99%
Atlanta Water & Wastewater Revenue,
0.340%, VRD	30,000,000	30,000,000
Forsyth County Water & Sewer Authority Revenue
(JP Morgan PUTTERs, Series 2253) (FSA
Insured),
0.560%, VRD[1,2]	9,750,000	9,750,000
Metropolitan Atlanta Rapid Transit Authority of
Georgia Sales Tax Revenue, Series A
0.600%, VRD	16,700,000	16,700,000
Municipal Electric Authority (Project One),
Subseries B,
0.500%, VRD	2,000,000	2,000,000
Private Colleges & Universities Authority Revenue
(Emory University),
Series B-1,
0.200%, VRD	11,825,000	11,825,000
Series B-2,
0.230%, VRD	12,200,000	12,200,000
Series C-4,
0.230%, VRD	9,600,000	9,600,000
Series C5,
0.250%, VRD	3,000,000	3,000,000
Thomasville Hosptial Authority Revenue
Anticipation Certificates (John Archbold), Series B,
0.370%, VRD	4,000,000	4,000,000

		99,075,000

Idaho—0.64%
Idaho Tax Anticipation Notes,
2.500%, due 06/30/10	12,000,000	12,228,892
Power County Pollution Control Revenue (FMC
Corp. Project),
0.410%, VRD	3,800,000	3,800,000

		16,028,892

Illinois—3.69%
Chicago Board of Education Refunding (Dedicated
Revenues), Series A-2,
0.330%, VRD	5,900,000	5,900,000
Chicago Board of Education Refunding, Series B,
0.300%, VRD	4,000,000	4,000,000
Chicago (Neighborhoods Alive 21), Series B,
0.300%, VRD	8,900,000	8,900,000
Chicago (Pre-refunded with REFCORP Strips and
State and Local Government Securities to 07/01/10
@ 101), Series A (FGIC Insured)
6.750%, due 07/01/10	1,425,000	1,519,328

Tax-Free Master Fund
Schedule of investments – July 31, 2009 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(continued)

Illinois—(concluded)
Chicago Wastewater Transmission Revenue
Refunding, Series C-1,
0.380%, VRD	12,000,000	12,000,000
Cook County Sales Tax Anticipation Notes,
3.000%, due 08/03/09	5,200,000	5,200,397
Cook County Township High School District No 211
Palatine & Schaumb Ltd. Tax (FSA Insured),
5.000%, due 12/01/09	1,160,000	1,173,609
Illinois Educational Facilities Authority Revenues
(ACI/Cultural Pooled Financing),
0.400%, VRD	14,680,000	14,680,000
Illinois Finance Authority Revenue (Advocate Health
Care), Subseries C2A,
0.280%, VRD	12,500,000	12,500,000
Illinois Finance Authority Revenue (Art Institute of
Chicago), Series B-2,
0.380%, VRD	3,300,000	3,300,000
Illinois Finance Authority Revenue (Carle
Foundation), Series B,
0.250%, VRD	7,275,000	7,275,000
Illinois Finance Authority Revenue (Northwestern
Memorial Hospital), Series A-1,
0.330%, VRD	3,685,000	3,685,000
McHenry County (Bank of America Austin
Certificates, Series 2008-3025X) (FSA Insured),
0.710%, VRD[1,2]	6,600,000	6,600,000
Quad Cities Regional Economic Development
Authority Revenue (Two Rivers YMCA Project),
0.360%, VRD	4,990,000	4,990,000

		91,723,334

Indiana—3.23%
Indiana Municipal Power Agency Power Supply
Systems Revenue Refunding, Series A,
0.470%, VRD	4,440,000	4,440,000
Indianapolis Local Public Improvement Bond Bank
(JP Morgan PUTTERs, Series 2080) (NATL-RE Insured),
0.560%, VRD[1,2]	4,690,000	4,690,000
Indiana State Finance Authority Revenue (Ascension Health),
Series CR-E-1,
0.320%, VRD	11,400,000	11,400,000
Series CR-E-3,
0.250%, VRD	16,600,000	16,600,000
Mount Vernon Industrial Pollution Control & Solid
Waste Disposal Revenue (General Electric Co. Project),
0.240%, VRD	16,100,000	16,100,000
Purdue University Revenues (Student Facilities
System), Series A,
0.300%, VRD	9,200,000	9,200,000

Tax-Free Master Fund
Schedule of investments – July 31, 2009 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(continued)

Indiana—(concluded)
Purdue University Revenues (Student Fee),
Series S,
0.300%, VRD	3,020,000	3,020,000
Series X,
5.000%, due 07/01/10	1,585,000	1,648,568
Saint Joseph County Industrial Educational Facilities
Revenue (University of Notre Dame Du Lac Project),
0.150%, VRD	13,225,000	13,225,000

		80,323,568

Iowa—0.30%
Iowa Finance Authority Private College Revenue
Facilities (Morningside College Project),
0.360%, VRD	2,960,000	2,960,000
Iowa State School Cash Anticipation Program (Iowa
School Corps.), Series B,
3.000%, due 01/21/10	4,500,000	4,546,539

		7,506,539

Kentucky—1.49%
Breckinridge County Lease Program Revenue
(Kentucky Association Leasing Trust), Series A,
0.330%, VRD	9,000,000	9,000,000
Christian County Association of County’s Leasing
Trust Lease Program, Series A,
0.330%, VRD	1,905,000	1,905,000
Pendleton County Multi-County Lease Revenue
(Associated Counties Leasing Program),
0.350%, VRD	7,000,000	7,000,000
Shelby County Lease Revenue, Series A,
0.330%, VRD	14,085,000	14,085,000
Williamstown League of Cities Funding Trust Lease
Revenue, Series A,
0.300%, VRD	4,945,000	4,945,000

		36,935,000

Maine—0.12%
Maine Health & Higher Educational Facilities
Authority Revenue (JP Morgan PUTTERs, Series
1973) (AMBAC Insured),
0.560%, VRD[1,2]	2,985,000	2,985,000

Maryland—2.53%
Easton Revenue (William Hill Manor), Series C,
0.370%, VRD	3,305,000	3,305,000
Maryland Economic Development Corp. Revenue
Refunding (Howard Hughes Medical), Series B,
0.250%, VRD	14,000,000	14,000,000
Maryland Health & Higher Educational Facilities
Authority Revenue (John Hopkins University),
Series A,
0.180%, VRD	4,000,000	4,000,000
Series B,
0.300%, VRD	21,665,000	21,665,000

Tax-Free Master Fund
Schedule of investments – July 31, 2009 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(continued)

Maryland—(concluded)
Washington Suburban Sanitation District Bond
Anticipation Notes,
Series A,
0.350%, VRD	12,915,000	12,915,000
Series A-7,
0.350%, VRD	7,100,000	7,100,000

		62,985,000

Massachusetts—6.37%
Massachusetts Development Finance Agency
Revenue (Boston University),
Series U-3,
0.250%, VRD	5,560,000	5,560,000
Series U-6E,
0.270%, VRD	13,500,000	13,500,000
Massachusetts Development Finance Agency
Revenue (Harvard University), Series HH,
0.150%, VRD	4,250,000	4,250,000
Massachusetts Development Finance Agency
Revenue Refunding (Higher Education-Smith College),
0.150%, VRD	1,366,000	1,366,000
Massachusetts Development Finance Agency
Revenue (Simmons College), Series G,
0.250%, VRD	4,500,000	4,500,000
Massachusetts Health & Educational Facilities
Authority Revenue (Citigroup ROCS RR-II-R-11585),
0.380%, VRD[1,2]	10,000,000	10,000,000
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University),
Series L,
0.200%, VRD	7,990,000	7,990,000
Series Y,
0.150%, VRD	14,730,000	14,730,000
Massachusetts Health & Educational Facilities
Authority Revenue (Henry Heywood), Series C,
0.360%, VRD	3,000,000	3,000,000
Massachusetts Health & Educational Facilities
Authority Revenue (Massachusetts Institute of
Technology), Series J-1,
0.230%, VRD	4,700,000	4,700,000
Massachusetts Health & Educational Facilities
Authority Revenue (Museum of Fine Arts), Series A2,
0.300%, VRD	11,500,000	11,500,000
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University), Series U,
0.300%, VRD	11,200,000	11,200,000
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare Systems),
Series D-1,
0.250%, VRD	11,300,000	11,300,000
Series I-1,
0.230%, VRD	10,000,000	10,000,000
Series I-2,
0.270%, VRD	10,000,000	10,000,000

Tax-Free Master Fund
Schedule of investments – July 31, 2009 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(continued)

Massachusetts—(concluded)
Massachusetts Health & Educational Facilities
Authority Revenue (Pooled Loan Program), Series N,
0.360%, VRD	11,000,000	11,000,000
Massachusetts Health & Educational Facilities
Authority Revenue (Tufts University), Series N-1,
0.330%, VRD	11,300,000	11,300,000
Massachusetts Health & Educational Facilities
Authority Revenue (Wellesley College), Series I,
0.250%, VRD	7,375,000	7,375,000
Massachusetts Health & Educational Facilities
Authority Revenue (Williams College), Series I,
0.150%, VRD	4,874,000	4,874,000

		158,145,000

Michigan—2.90%
Michigan State Hospital Finance Authority Revenue
(Ascension Health Senior Credit),
Series B-2,
0.250%, VRD	4,000,000	4,000,000
Series B-3,
0.320%, VRD	7,800,000	7,800,000
Series B-4,
0.250%, VRD	10,500,000	10,500,000
Series B-6,
0.250%, VRD	10,000,000	10,000,000
Michigan State Hospital Finance Authority Revenue
(Trinity Health Credit), Series E,
0.230%, VRD	11,000,000	11,000,000
University of Michigan University Revenues (Hospital),
Series A,
0.340%, VRD	5,000,000	5,000,000
Series B,
0.230%, VRD	7,600,000	7,600,000
University of Michigan University Revenues
Refunding (Hospital), Series A-2,
0.340%, VRD	1,600,000	1,600,000
University of Michigan University Revenues
Refunding (Medical Service Plan), Series A-1,
0.340%, VRD	14,465,000	14,465,000

		71,965,000

Minnesota—1.54%
Arden Hills Housing & Health Care Facilities
Revenue (Presbyterian Homes), Series B,
0.360%, VRD	2,100,000	2,100,000
Midwest Consortium of Municipal Utilities Revenue
(Draw Down-Association Financing Program), Series B,
0.340%, VRD	1,540,000	1,540,000
Rochester Health Care Facilities Revenue (Mayo Clinic),
Series B,
0.230%, VRD	6,250,000	6,250,000

Tax-Free Master Fund
Schedule of investments – July 31, 2009 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(continued)

Minnesota—(concluded)
Series D, (Mandatory Put 04/01/10 @ 100),
0.700%, due 04/01/10	3,000,000	3,000,000
Series E, (Mandatory Put 05/10/10 @ 100),
0.550%, due 05/10/10	7,000,000	7,000,000
University of Minnesota Refunding, Series A,
0.250%, VRD	14,800,000	14,800,000
University of Minnesota, Series A,
0.250%, VRD	3,500,000	3,500,000

		38,190,000

Mississippi—0.25%
Jackson County Pollution Control Revenue
Refunding (Chevron USA, Inc., Project),
0.250%, VRD	700,000	700,000
0.330%, VRD	2,700,000	2,700,000
Mississippi Business Finance Corp. Gulf Opportunity
Zone (Chevron USA, Inc. Project),
Series A,
0.330%, VRD	400,000	400,000
Series B,
0.380%, VRD	2,500,000	2,500,000

		6,300,000

Missouri—3.45%
Curators University of Missouri Systems Facilities
Revenue, Series B,
0.340%, VRD	4,700,000	4,700,000
Missouri State Health & Educational Facilities
Authority Educational Facilities Revenue (Baptist College),
0.360%, VRD	4,100,000	4,100,000
Missouri State Health & Educational Facilities
Authority Educational Facilities Revenue (De
Smet Jesuit High School),
0.360%, VRD	4,675,000	4,675,000
Missouri State Health & Educational Facilities
Authority Educational Facilities Revenue (St.
Louis University), Series A-1,
0.300%, VRD	500,000	500,000
Missouri State Health & Educational Facilities
Authority Health Facilities Revenue (Bethesda
Health Group), Series A,
0.360%, VRD	2,100,000	2,100,000
Missouri State Health & Educational Facilities
Authority Health Facilities Revenue (BJC Health Systems),
Series C,
0.230%, VRD	5,000,000	5,000,000
Series E,
0.250%, VRD	30,300,000	30,300,000
St. Joseph Industrial Development Authority Health
Facilities Revenue (Heartland Regional Medical
Center), Series A,
0.220%, VRD	6,000,000	6,000,000
University of Missouri Revenue (System Facilities),
Series A,
0.330%, VRD	23,275,000	23,275,000

Tax-Free Master Fund
Schedule of investments – July 31, 2009 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(continued)

Missouri—(concluded)
Series B,
0.330%, VRD	5,100,000	5,100,000

		85,750,000

Montana—0.82%
Forsyth Pollution Control Revenue Refunding
(PacifiCorp Project),
0.280%, VRD	17,500,000	17,500,000
Montana Facility Finance Authority Revenue (Sisters
of Charity Health Systems),
0.340%, VRD	2,900,000	2,900,000

		20,400,000

Nebraska—0.39%
Lancaster County Hospital Authority No.1 Hospital
Revenue Refunding (Bryanlgh Medical Center), Series B-1,
0.390%, VRD	9,800,000	9,800,000

New Hampshire—0.56%
New Hampshire Health & Educational Facilities
Authority Revenue (Dartmouth College), Series A,
0.300%, VRD	13,795,000	13,795,000

New Mexico—1.26%
Hurley Pollution Control Revenue Updates
(Kennecott Santa Fe),
0.280%, VRD	20,500,000	20,500,000
New Mexico Finance Authority Transportation
Revenue Refunding (Sub Lien), Subseries B-1,
0.250%, VRD	10,700,000	10,700,000

		31,200,000

New York—5.46%
New York City Housing Development Corp. Multi-
Family Mortgage Revenue (The Crest), Series A,
0.400%, VRD	6,400,000	6,400,000
New York City Municipal Finance Authority Water
& Sewer Systems Revenue (Citigroup ROCS,
Series RR-II-R-11264),
0.380%, VRD[1,2]	5,480,000	5,480,000
New York City Municipal Water Finance Authority
Water & Sewer Systems Revenue (2nd Generation
Resolution), Series AA-3,
0.730%, VRD	39,950,000	39,950,000
New York City Transitional Finance Authority
Revenue (JP Morgan PUTTERs, Series 3267)
(FGIC Insured),
0.660%, VRD[1,2]	20,395,000	20,395,000
New York Dormitory Authority Revenues (Citigroup
ROCS, Series RR-II-R-11560),
0.380%, VRD[1,2]	2,070,000	2,070,000

Tax-Free Master Fund
Schedule of investments – July 31, 2009 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(continued)

New York—(concluded)
New York Dormitory Authority Revenues Non State
Supported Debt (Columbia University), Series A,
0.230%, VRD	12,500,000	12,500,000
New York Dormitory Authority Revenues Non State
Supported Debt (Rockefeller University), Series B,
0.230%, VRD	9,500,000	9,500,000
New York,
Subseries J-5,
0.500%, VRD	29,300,000	29,300,000
Subseries L-4,
0.270%, VRD	7,300,000	7,300,000
Subseries L-5,
0.500%, VRD	2,800,000	2,800,000

		135,695,000

North Carolina—5.31%
Charlotte Water & Sewer System Revenue, Series B,
0.340%, VRD	30,000,000	30,000,000
Guilford County, Series B,
0.360%, VRD	5,000,000	5,000,000
Mecklenburg County Certificates of Participation,
0.400%, VRD	3,860,000	3,860,000
Mecklenburg County, Series B,
0.340%, VRD	8,970,000	8,970,000
North Carolina Educational Facilities Finance
Agency Revenue (Duke University Project), Series A,
0.230%, VRD	3,415,000	3,415,000
North Carolina Medical Care Commission Health
Care Facilities Revenue (First Health Carolinas), Series B,
0.320%, VRD	5,105,000	5,105,000
North Carolina (Public Improvement), Series G,
0.140%, VRD	18,545,000	18,545,000
Raleigh Certificates of Participation (Downtown
Improvement Project), Series B-1,
0.350%, VRD	30,000,000	30,000,000
University of North Carolina Hospital Chapel Hill
Revenue, Series B,
0.350%, VRD	24,735,000	24,735,000
Wake County, Series B,
0.370%, VRD	2,300,000	2,300,000

		131,930,000

Ohio—4.38%
Cleveland-Cuyahoga County Port Authority Revenue
(Carnegie/89th Garage Project),
0.280%, VRD	3,000,000	3,000,000
Columbus (Sanitation Sewer), Series 1,
0.230%, VRD	5,000,000	5,000,000
Columbus Sewer Revenue (JP Morgan PUTTERs,
Series 2456),
0.340%, VRD[1,2]	2,800,000	2,800,000

Tax-Free Master Fund
Schedule of investments – July 31, 2009 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(continued)

Ohio—(concluded)
Columbus Sewer Revenue, Series B,
0.230%, VRD	3,530,000	3,530,000
Cuyahoga County Revenue (Cleveland Clinic),
Subseries B1,
0.300%, VRD	1,500,000	1,500,000
Montgomery County Revenue (Catholic Health),
Series B-1,
0.320%, VRD	20,300,000	20,300,000
Ohio Economic Development Revenue (YMCA
Greater Cincinnati Project),
0.330%, VRD	4,115,000	4,115,000
Ohio Higher Educational Facilities Commission
Revenue (JP Morgan PUTTERs, Series 3244Z),
0.340%, VRD[1,2]	3,695,000	3,695,000
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic), Series B-3,
0.300%, VRD	18,975,000	18,975,000
Ohio Refunding Infrastructure Improvement, Series B,
0.360%, VRD	250,000	250,000
Ohio University General Receipts, Series B,
0.230%, VRD	39,600,000	39,600,000
Ohio Water Development Authority Pollution
Control Facilities Revenue Refunding (FirstEnergy
General Corp.), Series A,
0.350%, VRD	6,135,000	6,135,000

		108,900,000

Oklahoma—0.58%
Oklahoma City Industrial & Cultural Facilities Trust
Educational Facilities Revenue (Oklahoma City
University Project),
0.400%, VRD	14,300,000	14,300,000

Oregon—1.34%
Oregon Facilities Authority Revenue (Peacehealth),
Series A,
0.230%, VRD	12,785,000	12,785,000
Series B,
0.230%, VRD	11,145,000	11,145,000
Oregon Health Sciences University Revenue,
Series B-1,
0.320%, VRD	6,000,000	6,000,000
Series B-2,
0.330%, VRD	3,300,000	3,300,000

		33,230,000

Pennsylvania—2.64%
Allegheny County Higher Education Building
Authority University Revenue (Carnegie Mellon University),
0.320%, VRD	19,800,000	19,800,000

Tax-Free Master Fund
Schedule of investments – July 31, 2009 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(continued)

Pennsylvania—(concluded)
Allegheny County Higher Education Building
Authority University Revenue Refunding
(Carnegie Mellon University),
0.270%, VRD	5,900,000	5,900,000
Butler County Hospital Authority Hospital Revenue
(Butler Health System Project), Series A,
0.320%, VRD	4,500,000	4,500,000
Delaware County Industrial Development Authority
Pollution Control Revenue (Exelon Project),
0.280%, VRD	13,000,000	13,000,000
Emmaus General Authority Revenue, Subseries F-22,
0.370%, VRD	2,800,000	2,800,000
Lackawanna County Industrial Development
Authority Revenue (Scranton Preparation School Project),
0.340%, VRD	7,715,000	7,715,000
Philadelphia School District Refunding, Series C,
0.290%, VRD	3,000,000	3,000,000
University of Pittsburgh of the Commonwealth
Systems of Higher Education Refunding
(University Capital Project), Series A,
2.500%, due 09/15/09	3,600,000	3,607,266
Washington County Authority Revenue Refunding
(University of Pennsylvania),
0.230%, VRD	5,170,000	5,170,000

		65,492,266

Rhode Island—0.08%
Rhode Island Industrial Facilities Corp. Marine
Terminal Revenue Refunding (ExxonMobil Project),
0.210%, VRD	2,090,000	2,090,000

South Carolina—0.85%
South Carolina Jobs Economic Development
Authority Hospital Revenue Refunding (Anmed
Health Project),
Series C,
0.260%, VRD	15,000,000	15,000,000
Series D,
0.370%, VRD	3,065,000	3,065,000
South Carolina Jobs Economic Development
Authority Hospital Revenue Refunding (Regional
Medical Center of Orangeburg),
0.330%, VRD	3,150,000	3,150,000

		21,215,000

Tennessee—1.05%
Metropolitan Government Nashville & Davidson
County Health & Educational Facilities Board
Revenue (Vanderbilt University),
Series A,
0.200%, VRD	12,160,000	12,160,000

Tax-Free Master Fund
Schedule of investments – July 31, 2009 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(continued)

Tennessee—(concluded)
Series B,
0.230%, VRD	13,840,000	13,840,000

		26,000,000

Texas—14.50%
Alamo Community College District (Citigroup ROCS),
Series RR-II-R-11406 (BHAC-CR NATL-RE Insured),
0.410%, VRD[1,2]	9,575,000	9,575,000
Series RR-II-R-883WF (FGIC Insured),
0.360%, VRD[1,2]	7,750,000	7,750,000
Austin Water & Wastewater Systems Revenue
Refunding,
0.450%, VRD	12,000,000	12,000,000
Harris County Cultural Education Facilities Finance
Corp. Revenue (Methodist Hospital),
Series C-2,
0.300%, VRD	7,000,000	7,000,000
Subseries C-1,
0.300%, VRD	20,860,000	20,860,000
Subseries C-2,
0.300%, VRD	26,000,000	26,000,000
Harris County Health Facilities Development Corp.
Revenue Refunding (Methodist Hospital Systems),
Series A-1,
0.300%, VRD	8,500,000	8,500,000
Harris County Refunding (Toll Road Senior Lien),
Series B2, (Mandatory Put 08/12/10 @ 100),
2.000%, due 08/12/10	7,000,000	7,105,700
Harris County Tax Anticipation Notes,
1.500%, due 02/25/10	3,000,000	3,018,745
Houston Higher Education Finance Corp. Higher
Education Revenue Refunding (Rice University
Project), Series B,
0.280%, VRD	6,700,000	6,700,000
Houston Higher Education Finance Corp. Higher
Education Revenue (Rice University Project),
Series A,
0.260%, VRD	5,945,000	5,945,000
Lamar Consolidated Independent School District
Schoolhouse (Citigroup Eagle Class A Certificates
20070045) (PSF-GTD),
0.390%, VRD[1,2]	4,950,000	4,950,000
Lower Neches Valley Authority Industrial
Development Corp. Exempt Facilities Revenue
Refunding (ExxonMobil Project), Series A,
0.260%, VRD	1,900,000	1,900,000
Port Arthur Navigation District Refunding (Texaco,
Inc. Project),
0.350%, VRD	8,500,000	8,500,000
San Antonio Electric & Gas (Systems-Junior Lien),
0.400%, VRD	4,000,000	4,000,000
San Antonio Hotel Occupancy Revenue Refunding
(Sub Lien),
0.350%, VRD	35,000,000	35,000,000

Tax-Free Master Fund
Schedule of investments – July 31, 2009 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(continued)

Texas—(concluded)
Tarrant County Cultural Education Facilities Finance
Corp. Revenue (Texas Health Resources), Series B,
0.230%, VRD	5,325,000	5,325,000
Texas (Citigroup ROCS, Series RR-II-R-11184),
0.390%, VRD[1,2]	6,210,000	6,210,000
Texas (JP Morgan PUTTERs, Series 3238),
0.340%, VRD[1,2]	2,165,000	2,165,000
Texas State (Bank of America Austin Certificates,
Series 2008-1053),
0.410%, VRD[1,2]	6,670,000	6,670,000
Texas State Transportation Commission Revenue (JP
Morgan PUTTERs, Series 2563),
0.340%, VRD[1,2]	3,330,000	3,330,000
Texas Tax & Revenue Anticipation Notes,
3.000%, due 08/28/09	85,000,000	85,086,152
Texas Water Development Board Revenue
Refunding (State Revolving-Sub Lien), Series A,
0.300%, VRD	3,687,000	3,687,000
University of Texas Permanent University Fund
System, Series A,
0.250%, VRD	12,270,000	12,270,000
University of Texas University Revenues (Financing
Systems), Series B,
0.230%, VRD	17,270,000	17,270,000
0.250%, VRD	11,800,000	11,800,000
0.250%, VRD	11,400,000	11,400,000
University of Texas University Revenues Refunding
(Financing Systems), Series B,
0.150%, VRD	24,020,000	24,020,000
Waco Educational Finance Corp. Revenue Refunding
(Baylor University), Series A,
0.250%, VRD	2,300,000	2,300,000

		360,337,597

Utah—0.56%
Weber County Hospital Revenue (IHC Health
Services), Series C,
0.380%, VRD	13,800,000	13,800,000

Vermont—0.20%
Winooski Special Obligation Refunding, Series A,
0.350%, VRD	5,000,000	5,000,000

Virginia—3.37%
Loudoun County Industrial Development Authority
Revenue (Howard Hughes Medical),
Series B,
0.300%, VRD	1,600,000	1,600,000
Series D,
0.250%, VRD	3,325,000	3,325,000
Series E,
0.240%, VRD	14,535,000	14,535,000
Series F,
0.240%, VRD	17,450,000	17,450,000

Tax-Free Master Fund
Schedule of investments – July 31, 2009 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(continued)

Virginia—(concluded)
Norfolk Economic Development Authority Hospital
Facilities Revenue Refunding (Sentara
Healthcare), Series C,
0.230%, VRD	6,000,000	6,000,000
University of Virginia University Revenues
(General), Series A,
0.230%, VRD	9,290,000	9,290,000
Virginia Small Business Financing Authority
Revenue (Virginia Museum of Fine Arts
Foundation),
0.340%, VRD	22,675,000	22,675,000
Virginia University Health System Authority
Revenue (General), Series C,
0.240%, VRD	8,875,000	8,875,000

		83,750,000

Washington—4.16%
Central Puget Sound Regional Transportation
Authority Sales & Use Tax Revenue (JP Morgan
PUTTERs, Series 2643Z),
0.340%, VRD[1,2]	4,995,000	4,995,000
Energy Northwest Electric Revenue (JP Morgan
PUTTERs, Series 1282) (AMBAC-TCRs Insured),
0.560%, VRD[1,2]	14,150,000	14,150,000
Energy Northwest Electric Revenue Refunding
(Project No. 3), Series E,
0.250%, VRD	1,300,000	1,300,000
King County Sewer Revenue (Barclays Capital
Municipal Trust Receipts, Series 1W) (AGC-ICC Insured),
0.360%, VRD[1,2]	3,000,000	3,000,000
King County Sewer Revenue (Junior Lien), Series A,
0.290%, VRD	7,280,000	7,280,000
Seattle Water System Revenue (Morgan Stanley
Floater Certificates, Series 2170) (FSA Insured),
0.310%, VRD[1,2]	5,085,000	5,085,000
Snohomish County Public Utility District No. 001
Electric Revenue System (2nd
Series Notes), Series A,
2.000%, due 05/26/10	5,000,000	5,058,932
Series Notes), Series B,
2.000%, due 08/05/10	4,000,000	4,061,812
Washington (Citigroup ROCS, Series RR-II-R-
11145) (FSA Insured),
0.460%, VRD[1,2]	6,760,000	6,760,000
Washington Health Care Facilities Authority
Revenue (Catholic Health),
Series A-4,
0.230%, VRD	18,900,000	18,900,000
Series A-5,
0.310%, VRD	7,235,000	7,235,000
Washington Housing Finance Commission Nonprofit
Revenue (YMCA Tacoma Pierce County Project),
0.270%, VRD	11,065,000	11,065,000

Tax-Free Master Fund
Schedule of investments – July 31, 2009 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(concluded)

Washington—(concluded)
Washington State (Citigroup ROCS)
Series RR-II-R-11298 (FSA Insured),
0.460%, VRD[1,2]	4,965,000	4,965,000
Series RR-II-R-12220,
0.390%, VRD[1,2]	9,600,000	9,600,000

		103,455,744

Wisconsin—0.16%
Wisconsin Health & Educational Facilities Authority
Revenue (Meriter Hospital, Inc.), Series A,
0.360%, VRD	4,040,000	4,040,000

Wyoming—1.20%
Lincoln County Pollution Control Revenue
(ExxonMobil Project),
0.190%, VRD	6,700,000	6,700,000
Sublette County Pollution Control Revenue
(ExxonMobil Project),
0.190%, VRD	6,200,000	6,200,000
Sweetwater County Pollution Control Revenue
Refunding (PacifiCorp Project),
Series A,
0.300%, VRD	3,700,000	3,700,000
Series B,
0.280%, VRD	600,000	600,000
Uinta County Pollution Control Revenue Refunding
(Chevron USA, Inc. Project),
0.250%, VRD	12,700,000	12,700,000

		29,900,000

Total municipal bonds and notes (cost—$2,277,224,511)		2,277,224,511

Tax-exempt commercial paper—6.78%

California—0.80%
Kaiser Permanente,
0.400%, due 10/01/09	15,000,000	15,000,000
Orange County Teeter Plan,
0.750%, due 08/04/09	5,000,000	5,000,000

		20,000,000

Illinois—0.13%
Illinois Educational Facilities Authority Revenue,
0.350%, due 09/01/09	3,167,000	3,167,000

Maryland—1.43%
Baltimore County,
1.300%, due 08/14/09	25,000,000	25,000,000
0.350%, due 09/10/09	5,500,000	5,500,000
0.350%, due 10/08/09	5,000,000	5,000,000

		35,500,000

Massachusetts—0.33%
Harvard University,
0.300%, due 09/08/09	8,184,000	8,184,000

Tax-Free Master Fund
Schedule of investments – July 31, 2009 (unaudited)

	Face
Security description	amount ($)	Value ($)

Tax-exempt commercial paper—(concluded)

Minnesota—0.71%
Mayo Clinic,
0.300%, due 08/20/09	17,600,000	17,600,000

North Carolina—0.21%
Duke University,
0.350%, due 10/06/09	5,300,000	5,300,000

Ohio—0.69%
Cleveland Clinic,
0.380%, due 10/05/09	17,300,000	17,300,000

Texas—0.65%
Methodist Hospital,
0.380%, due 09/03/09	9,000,000	9,000,000
Texas Public Finance Authority,
0.370%, due 08/25/09	7,100,000	7,100,000

		16,100,000

Virginia—0.43%
University of Virginia,
0.330%, due 11/04/09	10,650,000	10,650,000

Washington—0.91%
Port of Seattle,
0.400%, due 09/10/09	3,080,000	3,080,000
King County,
0.550%, due 08/05/09	6,300,000	6,300,000
King County Sewer Revenue,
0.700%, due 08/04/09	6,800,000	6,800,000
0.570%, due 08/13/09	6,400,000	6,400,000

		22,580,000

Wyoming—0.49%
PacificCorp.,
0.350%, due 10/08/09	8,450,000	8,450,000
0.350%, due 10/08/09	3,775,000	3,775,000

		12,225,000

Total tax-exempt commercial paper (cost—$168,606,000)		168,606,000

Money market fund[3]—1.71%

Blackrock Provident Municipal Fund,
0.372% (cost—$42,400,000)	42,400,000	42,400,000

Total investments (cost—$2,488,230,511 which approximates cost for federal income tax purposes)[4]—100.15%		2,488,230,511

Liabilities in excess of other assets—(0.15)%		(3,789,592)

Net assets—100.00%		2,484,440,919

1	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 7.75% of net assets as of July 31, 2009, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

2	The fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

Tax-Free Master Fund
Schedule of investments – July 31, 2009 (unaudited)

3	Rate shown reflects yield at July 31, 2009.

4	Investments are valued at amortized cost unless the Fund’s Board of Trustees determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

AGC	Associated General Contrators

AMBAC	American Municipal Bond Assurance Corporation

BHAC	Berkshire Hathaway Assurance Corporation

CR	Custodial Receipts

FGIC	Financial Guaranty Insurance Company

FSA	Financial Security Assurance

GTD	Guaranteed

ICC	International Code Council

NATL-RE	National Reinsurance

PSF	Permanent School Fund

PUTTERs	Puttable Tax-Exempt Receipts

ROCS	Reset Option Certificates

TCRs	Transferable Custodial Receipts

VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of July 31, 2009 and reset periodically.

On May 1,2008, the Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical investments.
Level 2 - Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3 - Unobservable inputs inclusive of the Fund’s own assumptions in determining the value of investments.

The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund’s investments.

Measurements at 07/31/09

	Quoted prices in
	active markets for	Significant other	Unobservable
	identical investments	observable inputs	inputs
	(Level 1) ($)	(Level 2) ($)	(Level 3) ($)	Total ($)

Municipal bonds and notes	—	2,277,224,511		2,277,224,511

Tax-exempt commercial paper	—	168,606,000		168,606,000

Money market fund	—	42,400,000		42,400,000

Total	—	2,488,230,511		2,488,230,511

Weighted average maturity–14 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated April 30, 2009.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Trust

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	September 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	September 29, 2009

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	September 29, 2009